ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2016	2017
	US$	US$

Accounts receivable	1,645,237	3,295,818
Less: allowance for doubtful accounts	-	-
	1,645,237	3,295,818

As of December 31, 2016 and 2017, all accounts receivable are due from third party customers for online direct sales.